1
The Gabelli Global Mini Mites Fund
Schedule of Investments — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 96.0%
Aerospace and Defense  — 1.0%
6,000 Avio SpA .................................................. $ 70,623
1,000 CPI Aerostructures Inc.† ........................... 2,950
73,573
Agriculture  — 1.0%
2,200 Limoneira Co. ........................................... 32,296
21,000 S&W Seed Co.† ....................................... 44,730
77,026
Automotive: Parts and Accessories  — 5.7%
4,000 Garrett Motion Inc.† ................................. 28,760
12,200 Modine Manufacturing Co.† ...................... 109,922
300 Motorcar Parts of America Inc.† ............... 5,349
800 Smart Eye AB† ......................................... 10,721
5,000 Strattec Security Corp.† ............................ 186,350
3,800 Uni-Select Inc.† ........................................ 92,709
433,811
Broadcasting  — 3.1%
10,000 Beasley Broadcast Group Inc., Cl. A† ........ 17,600
13,000 Corus Entertainment Inc., Cl. B ................. 51,162
13,000 Townsquare Media Inc., Cl. A† .................. 166,270
235,032
Building and Construction  — 2.3%
14,000 Armstrong Flooring Inc.† .......................... 20,020
10,000 Gencor Industries Inc.† ............................ 102,800
1,925 Neinor Homes SA† ................................... 25,341
200 The Monarch Cement Co. ......................... 26,400
174,561
Business Services  — 4.2%
400 Air Partner plc .......................................... 654
1,000 AssetCo plc† ............................................ 17,734
20,000 B Intressenter AB† ................................... 426
11,000 Diebold Nixdorf Inc.† ................................ 74,030
4,000 eWork Group AB ...................................... 45,946
7,000 Marin Software Inc.† ................................ 20,160
2,000 MIND Technology Inc.† ............................ 2,520
10,000 MoneyGram International Inc.† ................. 105,600
4,000 Team Inc.† ............................................... 8,840
50,102 Trans-Lux Corp.† ...................................... 35,700
200 TravelCenters of America Inc.† .................. 8,592
320,202
Computer Software and Services  — 2.1%
8,000 Alithya Group Inc., Cl. A† .......................... 20,400
1,200 Asetek A/S† ............................................. 4,593
6,000 Daktronics Inc.† ....................................... 23,040
9,000 GTY Technology Holdings Inc.† ................ 29,070
200 Otonomo Technologies Ltd.† .................... 394
70,000 Pacific Online Ltd. .................................... 11,528
800 Rubicon Technology Inc.† ......................... 7,216
3,000 Steel Connect Inc.† .................................. 3,870
Shares
Market
Value
20,000 ZetaDisplay AB†(a) ................................... $ 57,432
157,543
Consumer Products  — 7.6%
18,000 Aspen Group Inc.† ................................... 29,160
2,300 CompX International Inc. .......................... 54,096
4,500 Glatfelter Corp. ......................................... 55,710
130,000 Goodbaby International Holdings Ltd.† ..... 16,928
3,724 HG Holdings Inc.† .................................... 30,164
7,500 Landec Corp.† .......................................... 86,850
2,000 Lifetime Brands Inc. ................................. 25,680
4,959 Marine Products Corp. .............................. 57,277
3,000 Nobility Homes Inc. .................................. 102,000
4,000 Oil-Dri Corp. of America ............................ 114,600
71,000 Playmates Holdings Ltd. ........................... 6,526
578,991
Consumer Services  — 0.1%
4,000 Liberty TripAdvisor Holdings Inc., Cl. A† ... 8,200
Diversified Industrial  — 19.2%
49,200 Ampco-Pittsburgh Corp.† ......................... 310,452
26,000 Commercial Vehicle Group Inc.† ............... 219,700
2,500 Core Molding Technologies Inc.† .............. 26,900
31,000 Fluence Corp. Ltd.† .................................. 5,335
6,000 Graham Corp. ........................................... 46,260
28,000 INNOVATE Corp.† ..................................... 103,320
30,004 Intevac Inc.† ............................................ 160,522
6,000 Myers Industries Inc. ................................ 129,600
8,800 Park-Ohio Holdings Corp. ......................... 123,816
10,700 Synalloy Corp.† ........................................ 171,735
13,000 Tredegar Corp. ......................................... 155,870
1,453,510
Electronics  — 5.3%
21,800 Bel Fuse Inc., Cl. B ................................... 388,912
1,000 Richardson Electronics Ltd. ...................... 12,440
401,352
Energy and Utilities  — 4.1%
10,000 Capstone Green Energy Corp.† ................. 41,200
800 Consolidated Water Co. Ltd. ...................... 8,848
4,000 Dril-Quip Inc.† .......................................... 149,400
13,000 Trecora Resources† .................................. 109,980
309,428
Entertainment  — 3.4%
600 Du-Art Film Laboratories Inc.† .................. 39,000
4,500 Engine Gaming and Media Inc.† ................ 8,351
6,000 GAN Ltd.† ................................................ 28,920
4,000 Inspired Entertainment Inc.† ..................... 49,200
9,500 Reading International Inc., Cl. A† .............. 40,660
4,000 Reservoir Media Inc.† ............................... 39,320
100,000 Sportech plc† ........................................... 45,978

The Gabelli Global Mini Mites Fund
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Entertainment (Continued)
100 Xilam Animation SA† ................................ $ 4,015
255,444
Equipment and Supplies  — 1.1%
3,500 The Eastern Co. ........................................ 81,515
Financial Services  — 3.6%
10,000 GAM Holding AG† .................................... 12,370
6,300 Steel Partners Holdings LP† ..................... 261,828
274,198
Food and Beverage  — 5.6%
2,000 Corby Spirit and Wine Ltd., Cl. A ............... 27,805
39,000 Farmer Brothers Co.† ............................... 277,680
900 Lifeway Foods Inc.† .................................. 6,498
2,000 Nathan's Famous Inc. ............................... 108,340
420,323
Health Care  — 5.9%
22,000 Accuray Inc.† ........................................... 72,820
40,000 Achaogen Inc.† ........................................ 0
500 Cutera Inc.† ............................................. 34,500
200 Daxor Corp.† ............................................ 2,240
1,500 Electromed Inc.† ...................................... 18,660
5,500 IntriCon Corp.† ........................................ 131,230
4,370 IRRAS AB† .............................................. 925
8,200 Neuronetics Inc.† ..................................... 24,846
4,000 Oncimmune Holdings plc† ........................ 7,093
1,750 Option Care Health Inc.† ........................... 49,980
33,000 Paratek Pharmaceuticals Inc.† .................. 98,010
1,300 Tristel plc ................................................. 5,465
445,769
Hotels and Gaming  — 3.1%
4,000 Canterbury Park Holding Corp. ................. 88,000
5,500 Full House Resorts Inc.† ........................... 52,855
2,500 Genius Sports Ltd.† .................................. 11,500
14,000 LeoVegas AB ............................................ 56,432
1,500 The Marcus Corp.† ................................... 26,550
235,337
Machinery  — 8.9%
6,000 CFT SpA† ................................................. 30,532
2,000 CIRCOR International Inc.† ....................... 53,240
22,000 L.B. Foster Co., Cl. A† ............................... 338,140
13,000 The L.S. Starrett Co., Cl. A† ...................... 99,970
9,043 Twin Disc Inc.† ......................................... 150,476
672,358
Metals and Mining  — 0.4%
27,000 Sierra Metals Inc. ..................................... 31,860
Real Estate  — 3.5%
65,000 Corem Property Group AB, Cl. B ............... 169,372
800 Indus Realty Trust Inc., REIT ..................... 58,472
Shares
Market
Value
21,502 Trinity Place Holdings Inc.† ...................... $ 40,854
268,698
Retail  — 3.0%
2,800 Bassett Furniture Industries Inc. ............... 46,368
300 RumbleON Inc., Cl. B† .............................. 10,263
7,000 Village Super Market Inc., Cl. A ................. 171,500
228,131
Specialty Chemicals  — 1.6%
8,000 Treatt plc .................................................. 119,279
Telecommunications  — 0.1%
700 Bittium Oyj ............................................... 4,445
Wireless Telecommunications Services  — 0.1%
22,877 NII Holdings Inc., Escrow† ....................... 6,863
TOTAL COMMON STOCKS .................. 7,267,449
CONVERTIBLE PREFERRED STOCKS  — 0.6%
Automotive: Parts and Accessories  — 0.6%
5,200 Garrett Motion Inc., Ser. A,
11.000% .............................................. 43,056
WARRANTS  — 0.5%
Business Services  — 0.0%
4 Internap Corp., expire 05/08/24† .............. 2,608
Diversified Industrial  — 0.5%
44,000 Ampco-Pittsburgh Corp., expire 08/01/25† 35,864
Energy and Utilities  — 0.0%
693 Weatherford International plc, expire
12/13/23† ............................................. 416
TOTAL WARRANTS .......................... 38,888
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 2.9%
$ 220,000 U.S. Treasury Bill,
0.105%††, 04/12/22 ............................. 219,991
TOTAL INVESTMENTS — 100.0%
(Cost $7,084,988) ................................. $ 7,569,384
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yield at date of purchase.
REIT Real Estate Investment Trust

The Gabelli Global Mini Mites Fund
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Geographic Diversification
% of
Market
Value
Market
Value
United States ........................ 85.7% $ 6,491,260
Europe .............................. 10.6 802,008
Canada .............................. 3.1 232,287
Asia/Pacific ......................... 0.5 34,981
Latin America ....................... 0.1 8,848
100.0% $ 7,569,384